Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012 Y	Dec. 31, 2011 Y	Dec. 31, 2010
Amortizable Intangible Assets:
Estimated Life (Years), Minimum		3
Estimated Life (Years), Maximum		15
Gross Carrying Amount	$ 1,933,113	$ 1,928,647	$ 1,918,811
Accumulated Amortization	1,477,234	1,451,767	1,349,088
Unamortizable Intangible Assets:
Goodwill gross carrying amount	1,680,841	1,680,483	1,679,770
Goodwill accumulated amortization	253,635	253,635	253,635
Customer lists and contracts [Member]
Amortizable Intangible Assets:
Estimated Life (Years), Minimum	7	7
Estimated Life (Years), Maximum	10	10
Gross Carrying Amount	469,149	468,371	466,412
Accumulated Amortization	453,475	451,524	441,641
Non-competition agreements [Member]
Amortizable Intangible Assets:
Estimated Life (Years), Minimum	3	3
Estimated Life (Years), Maximum	15	15
Gross Carrying Amount	63,604	63,592	63,493
Accumulated Amortization	62,068	61,849	60,955
Site locations [Member]
Amortizable Intangible Assets:
Estimated Life (Years), Maximum	15	15
Gross Carrying Amount	1,386,752	1,383,076	1,375,298
Accumulated Amortization	948,580	925,291	833,418
Other Intangible Assets [Member]
Amortizable Intangible Assets:
Estimated Life (Years), Minimum	5	5
Estimated Life (Years), Maximum	15	15
Gross Carrying Amount	13,608	13,608	13,608
Accumulated Amortization	$ 13,111	$ 13,103	$ 13,074